Income tax	3 Months Ended
Mar. 31, 2020
Income tax
Income tax

19.Income tax

The Company is incorporated in Cyprus under the Cyprus Companies Law, but the business activity of the Group and joint ventures is subject to taxation in multiple jurisdictions, the most significant of which include:

Cyprus

The Company is subject to 12.5% corporate income tax applied to its worldwide income.

The Company is exempt from the special contribution to the Defence Fund  on dividends received from abroad.

The Company is also not paying special contribution to the Defence Fund on a deemed distribution since it generally distributes 70% of its accounting profits after tax within two years.

The Russian Federation

The Company’s subsidiaries incorporated in the Russian Federation are subject to corporate income tax at the standard rate of 15% applied to income received from Russia government bonds and 20% applied to their taxable income. Withholding tax at the rate of 15% is applied to any dividends paid by the entities incorporated in Russia to the entities incorporated outside of Russia. Such withholding tax rate may be reduced to 5% or 10% under the available Double Tax Treaty (including Cyprus) in certain conditions stipulated thereto are met. Although the Group commonly seeks to claim treaty protection, there is a risk that the applicability of the reduced rate of 5% or 10% may be challenged by Russian tax authorities. As a result, there can be no assurance that the Company would be able to obtain a relief of the reduced withholding income tax rate under the available treaty in practice.

Based on the information available to management, starting from January 1, 2021 dividends paid by the entities incorporated in Russia to the entities incorporated outside of Russia will be taxed at the rate of 15%, provided that the recipient of the income is the beneficiary.

Republic of Kazakhstan

The Company’s subsidiary incorporated in Kazakhstan is subject to corporate income tax at the standard rate of 20% applied to their taxable income.

The major components of income tax in the interim consolidated statement of comprehensive income are:

	Three months ended
	March 31,	March 31,
	2019	2020
Current income tax expense	(380)	(461)
Deferred tax benefit	19	49
Income tax expense for the period	(361)	(412)